SHAREHOLDERS' CAPITAL (Details) - CAD ($) $ in Millions		12 Months Ended
	Feb. 29, 2024	Dec. 31, 2024	Dec. 31, 2023
Amount
Redemption of restricted shares		$ 0.6	$ 2.4
Common shares repurchased for cancellation		101.1	349.9
Shareholders’ capital		$ 16,959.7	$ 17,052.7
Percent of public float	10.00%
Shareholders’ capital
Number of shares
Common shares, beginning balance (in shares)		619,929,490	550,888,983
Issued on corporate acquisitions (in shares)		0	53,202,339
Issued for cash (in shares)		0	48,550,000
Issued on redemption of restricted stock (in shares)		733,252	1,436,017
Issued on exercise of stock options (in shares)		1,583,385	464,051
Common shares repurchased for cancellation (in shares)	(61,663,522)	(10,429,500)	(34,611,900)
Common shares, ending balance (in shares)		611,816,627	619,929,490
Amount
Common shares, beginning balance (in shares)		$ 17,324.6	$ 16,675.8
Issued on capital acquisition		0.0	493.0
Issued for cash		0.0	500.1
Redemption of restricted shares		5.6	4.9
Issued on exercise of stock options		3.3	0.7
Common shares repurchased for cancellation		(101.1)	(349.9)
Common shares, ending balance (in shares)		17,232.4	17,324.6
Cumulative share issue costs, net of tax		(272.7)	(271.9)
Shareholders’ capital		$ 16,959.7	$ 17,052.7